Revenue Recognition Summary of Contract Assets and Liabilities (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Contract Balances [Line Items]
Revenue, Remaining Performance Obligation, Amount	$ 836
Change in Accounts Receivable [Roll Forward]
Opening balance as of December 31, 2018 (1)	458
Closing balance as of December 31, 2019	566
Increase (Decrease) in Accounts Receivable	108
Change in Other Accrued Unbilled Revenues [Roll Forward]
Opening balance as of December 31, 2018 (1)	373
Closing balance as of December 31, 2019	469
Increase (Decrease) in Other Accrued Unbilled Revenues	96
Change in Contract Asset [Roll Forward]
Opening balance as of December 31, 2018 (1)	0
Closing balance as of December 31, 2019	6
Increase (Decrease) in Contract with Customer, Asset	6
Change in Contract Liability [Roll Forward]
Opening balance as of December 31, 2018 (1)	3
Closing balance as of December 31, 2019	30
Increase (Decrease) in Contract with Customer, Liability	27
Contract with Customer, Liability, Revenue Recognized	3
CenterPoint Energy Houston Electric, LLC
Change in Accounts Receivable [Roll Forward]
Opening balance as of December 31, 2018 (1)	234
Closing balance as of December 31, 2019	210
Increase (Decrease) in Accounts Receivable	(24)
Change in Other Accrued Unbilled Revenues [Roll Forward]
Opening balance as of December 31, 2018 (1)	110
Closing balance as of December 31, 2019	117
Increase (Decrease) in Other Accrued Unbilled Revenues	7
Change in Contract Liability [Roll Forward]
Opening balance as of December 31, 2018 (1)	3
Closing balance as of December 31, 2019	3
Increase (Decrease) in Contract with Customer, Liability	0
Contract with Customer, Liability, Revenue Recognized	3
CenterPoint Energy Resources Corp.
Change in Accounts Receivable [Roll Forward]
Opening balance as of December 31, 2018 (1)	224
Closing balance as of December 31, 2019	222
Increase (Decrease) in Accounts Receivable	(2)
Change in Contract Asset [Roll Forward]
Opening balance as of December 31, 2018 (1)	263
Closing balance as of December 31, 2019	249
Increase (Decrease) in Contract with Customer, Asset	(14)
Corporate and Other [Member]
Contract Balances [Line Items]
Revenue, Remaining Performance Obligation, Amount	$ 836